MAJOR CUSTOMERS AND VENDORS (Details Textual)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Customer One [Member]
Major Customers [Line Items]
Concentration Risk, Percentage	88.20%	0.00%	0.00%
Entity Wide Accounts Receivables Major Customer Percentage	11.90%	0.00%
Two Vendors [Member]
Major Customers [Line Items]
Entity Wide Accounts Payables Major Supplier Percentage	10.00%	10.00%	10.00%